American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
November 30, 2024

Avantis Inflation Focused Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Beverages — 6.4%
Boston Beer Co., Inc., Class A(1)	8	2,530
Brown-Forman Corp., Class A	40	1,654
Brown-Forman Corp., Class B	184	7,743
Celsius Holdings, Inc.(1)	120	3,414
Coca-Cola Co.	1,917	122,841
Coca-Cola Consolidated, Inc.	5	6,521
Constellation Brands, Inc., Class A	82	19,758
Duckhorn Portfolio, Inc.(1)	40	440
Keurig Dr. Pepper, Inc.	475	15,509
MGP Ingredients, Inc.	17	787
Molson Coors Beverage Co., Class B	192	11,915
Monster Beverage Corp.(1)	302	16,649
National Beverage Corp.	28	1,383
PepsiCo, Inc.	746	121,934
Vita Coco Co., Inc.(1)	44	1,564
		334,642
Biotechnology — 9.2%
AbbVie, Inc.	610	111,587
ACADIA Pharmaceuticals, Inc.(1)	79	1,289
ADMA Biologics, Inc.(1)	74	1,488
Alkermes PLC(1)	113	3,279
Alnylam Pharmaceuticals, Inc.(1)	62	15,690
Amgen, Inc.	224	63,363
Biogen, Inc.(1)	78	12,529
BioMarin Pharmaceutical, Inc.(1)	100	6,603
Blueprint Medicines Corp.(1)	23	2,217
Bridgebio Pharma, Inc.(1)	92	2,492
CRISPR Therapeutics AG(1)(2)	70	3,582
Cytokinetics, Inc.(1)	76	3,941
Denali Therapeutics, Inc.(1)	8	200
Exact Sciences Corp.(1)	99	6,146
Exelixis, Inc.(1)	261	9,516
Gilead Sciences, Inc.	612	56,659
Halozyme Therapeutics, Inc.(1)	116	5,591
Incyte Corp.(1)	108	8,056
Insmed, Inc.(1)	76	5,712
Intellia Therapeutics, Inc.(1)	40	625
Ionis Pharmaceuticals, Inc.(1)	112	4,002
Krystal Biotech, Inc.(1)	4	790
Moderna, Inc.(1)	172	7,406
Natera, Inc.(1)	72	12,080
Neurocrine Biosciences, Inc.(1)	68	8,619
Regeneron Pharmaceuticals, Inc.(1)	44	33,010
REVOLUTION Medicines, Inc.(1)	129	7,463
Roivant Sciences Ltd.(1)	218	2,771
Sarepta Therapeutics, Inc.(1)	68	9,067
United Therapeutics Corp.(1)	32	11,856
Vaxcyte, Inc.(1)	65	6,132
Vertex Pharmaceuticals, Inc.(1)	122	57,112

Viking Therapeutics, Inc.(1)	32	1,694
		482,567
Chemicals — 3.2%
AdvanSix, Inc.	24	779
American Vanguard Corp.	44	264
Cabot Corp.	68	7,454
CF Industries Holdings, Inc.	229	20,532
Chemours Co.	292	6,348
Core Molding Technologies, Inc.(1)	20	331
Corteva, Inc.	531	33,049
Dow, Inc.	576	25,465
FMC Corp.	150	8,864
Hawkins, Inc.	27	3,632
Huntsman Corp.	184	3,603
Intrepid Potash, Inc.(1)	12	325
Koppers Holdings, Inc.	34	1,308
Kronos Worldwide, Inc.	40	452
LSB Industries, Inc.(1)	51	450
LyondellBasell Industries NV, Class A	280	23,335
Mativ Holdings, Inc.	57	750
Mosaic Co.	308	8,150
Olin Corp.	158	6,729
Orion SA	97	1,787
PureCycle Technologies, Inc.(1)(2)	196	2,606
Scotts Miracle-Gro Co.	65	5,011
Trinseo PLC	28	121
Tronox Holdings PLC, Class A	173	2,093
Westlake Corp.	32	4,109
		167,547
Energy Equipment and Services — 3.9%
Archrock, Inc.	245	6,277
Atlas Energy Solutions, Inc.(2)	89	2,098
Baker Hughes Co.	892	39,203
Bristow Group, Inc.(1)	36	1,376
Cactus, Inc., Class A	94	6,454
ChampionX Corp.	270	8,356
Core Laboratories, Inc.	53	1,079
DMC Global, Inc.(1)	28	225
Expro Group Holdings NV(1)	126	1,750
Halliburton Co.	644	20,518
Helix Energy Solutions Group, Inc.(1)	250	2,672
Helmerich & Payne, Inc.	128	4,433
Innovex International, Inc.(1)	52	846
KLX Energy Services Holdings, Inc.(1)	20	121
Kodiak Gas Services, Inc.	42	1,698
Liberty Energy, Inc., Class A	236	4,342
Nabors Industries Ltd.(1)	12	881
Newpark Resources, Inc.(1)	124	1,037
Noble Corp. PLC	170	5,690
NOV, Inc.	448	7,177
Oceaneering International, Inc.(1)	136	4,077
Oil States International, Inc.(1)	46	253
Patterson-UTI Energy, Inc.	498	4,183
ProFrac Holding Corp., Class A(1)(2)	36	327
ProPetro Holding Corp.(1)	157	1,319

RPC, Inc.	125	805
Schlumberger NV	820	36,031
Select Water Solutions, Inc., Class A	123	1,817
Solaris Energy Infrastructure, Inc., Class A	44	1,085
TechnipFMC PLC	692	21,708
TETRA Technologies, Inc.(1)	160	616
Tidewater, Inc.(1)	80	4,138
Transocean Ltd.(1)	956	4,206
Valaris Ltd.(1)	76	3,510
Weatherford International PLC	94	7,736
		208,044
Financial Services — 6.7%
Berkshire Hathaway, Inc., Class B(1)	728	351,639
Cannae Holdings, Inc.	113	2,452
		354,091
Food Products — 1.1%
Alico, Inc.	16	429
Archer-Daniels-Midland Co.	464	25,334
Bunge Global SA	160	14,358
Darling Ingredients, Inc.(1)	149	6,039
Fresh Del Monte Produce, Inc.	60	2,025
Ingredion, Inc.	76	11,198
Limoneira Co.	21	584
		59,967
Health Care Providers and Services — 9.3%
AdaptHealth Corp.(1)	68	682
Cardinal Health, Inc.	244	29,827
Cencora, Inc.	140	35,217
Centene Corp.(1)	400	24,000
Clover Health Investments Corp.(1)	551	1,917
Elevance Health, Inc.	137	55,753
HealthEquity, Inc.(1)	68	6,905
Henry Schein, Inc.(1)	103	7,936
Humana, Inc.	104	30,824
McKesson Corp.	92	57,822
Molina Healthcare, Inc.(1)	56	16,682
Owens & Minor, Inc.(1)	77	1,037
Patterson Cos., Inc.	106	2,278
Progyny, Inc.(1)	79	1,230
UnitedHealth Group, Inc.	358	218,452
		490,562
Household Products — 6.9%
Central Garden & Pet Co.(1)(2)	12	477
Central Garden & Pet Co., Class A(1)	69	2,332
Church & Dwight Co., Inc.	188	20,705
Clorox Co.	144	24,073
Colgate-Palmolive Co.	578	55,852
Energizer Holdings, Inc.	69	2,630
Kimberly-Clark Corp.	332	46,264
Oil-Dri Corp. of America	8	553
Procter & Gamble Co.	1,108	198,620
Reynolds Consumer Products, Inc.	60	1,661
Spectrum Brands Holdings, Inc.	36	3,310
WD-40 Co.	16	4,433
		360,910

Insurance — 12.5%
Aflac, Inc.	346	39,444
Allstate Corp.	140	29,035
Ambac Financial Group, Inc.(1)	56	719
American Financial Group, Inc.	46	6,756
American International Group, Inc.	469	36,057
AMERISAFE, Inc.	16	944
Arch Capital Group Ltd.	304	30,619
Assurant, Inc.	32	7,267
Assured Guaranty Ltd.	40	3,731
Axis Capital Holdings Ltd.	72	6,699
Brighthouse Financial, Inc.(1)	68	3,554
Chubb Ltd.	178	51,394
Cincinnati Financial Corp.	106	16,942
CNA Financial Corp.	16	807
CNO Financial Group, Inc.	68	2,713
Donegal Group, Inc., Class A	28	466
Employers Holdings, Inc.	28	1,494
Enstar Group Ltd.(1)	4	1,299
Erie Indemnity Co., Class A	16	7,049
Everest Group Ltd.	32	12,402
F&G Annuities & Life, Inc.	12	580
Fidelity National Financial, Inc.	144	9,128
First American Financial Corp.	60	4,209
Genworth Financial, Inc., Class A(1)	580	4,524
Globe Life, Inc.	64	7,119
Greenlight Capital Re Ltd., A Shares(1)	52	776
Hanover Insurance Group, Inc.	20	3,300
Hartford Financial Services Group, Inc.	264	32,554
Horace Mann Educators Corp.	32	1,340
James River Group Holdings Ltd.	36	169
Kemper Corp.	54	3,861
Kinsale Capital Group, Inc.	20	10,169
Lemonade, Inc.(1)(2)	24	1,244
Lincoln National Corp.	76	2,701
Loews Corp.	132	11,448
Markel Group, Inc.(1)	9	16,046
MBIA, Inc.(1)	44	303
Mercury General Corp.	16	1,263
MetLife, Inc.	318	28,057
Old Republic International Corp.	256	9,976
Oscar Health, Inc., Class A(1)	84	1,456
Palomar Holdings, Inc.(1)	24	2,599
Primerica, Inc.	40	12,110
Principal Financial Group, Inc.	136	11,844
ProAssurance Corp.(1)	40	669
Progressive Corp.	304	81,740
Prudential Financial, Inc.	196	25,364
Reinsurance Group of America, Inc.	62	14,161
RenaissanceRe Holdings Ltd.	32	9,157
RLI Corp.	36	6,332
Safety Insurance Group, Inc.	16	1,374
Selective Insurance Group, Inc.	40	4,084
SiriusPoint Ltd.(1)	88	1,357
Stewart Information Services Corp.	16	1,201

Tiptree, Inc.	40	912
Travelers Cos., Inc.	144	38,310
Trupanion, Inc.(1)(2)	16	853
United Fire Group, Inc.	24	734
Universal Insurance Holdings, Inc.	40	905
Unum Group	208	15,995
W.R. Berkley Corp.	222	14,330
White Mountains Insurance Group Ltd.	1	2,010
		655,655
Metals and Mining — 5.2%
Alcoa Corp.	166	7,707
Alpha Metallurgical Resources, Inc.	17	4,175
Arch Resources, Inc.	20	3,438
ATI, Inc.(1)	172	10,349
Carpenter Technology Corp.	72	13,971
Century Aluminum Co.(1)	85	1,941
Cleveland-Cliffs, Inc.(1)	674	8,391
Coeur Mining, Inc.(1)	589	3,805
Commercial Metals Co.	144	8,883
Compass Minerals International, Inc.	49	756
Freeport-McMoRan, Inc.	998	44,112
Gatos Silver, Inc.(1)	66	1,020
Hecla Mining Co.	812	4,482
Ivanhoe Electric, Inc.(1)	112	1,065
Kaiser Aluminum Corp.	32	2,601
Materion Corp.	28	3,237
Metallus, Inc.(1)	57	950
Metals Acquisition Ltd., Class A(1)	103	1,308
MP Materials Corp.(1)(2)	75	1,580
Newmont Corp.	693	29,065
Nucor Corp.	252	38,982
Olympic Steel, Inc.	20	846
Piedmont Lithium, Inc.(1)	16	201
Radius Recycling, Inc., Class A	48	951
Ramaco Resources, Inc., Class A	48	612
Ramaco Resources, Inc., Class B	9	92
Reliance, Inc.	70	22,487
Royal Gold, Inc.	73	10,677
Ryerson Holding Corp.	42	1,079
Steel Dynamics, Inc.	181	26,294
SunCoke Energy, Inc.	169	2,106
Tredegar Corp.(1)	44	316
U.S. Steel Corp.	258	10,519
Universal Stainless & Alloy Products, Inc.(1)	6	267
Warrior Met Coal, Inc.	80	5,626
Worthington Steel, Inc.	55	2,466
		276,357
Oil, Gas and Consumable Fuels — 22.7%
Antero Midstream Corp.	284	4,536
Antero Resources Corp.(1)	256	8,369
APA Corp.	303	6,863
Ardmore Shipping Corp.	44	491
Berry Corp.	56	228
California Resources Corp.	60	3,550
Centrus Energy Corp., Class A(1)	12	1,092

Cheniere Energy, Inc.	161	36,066
Chevron Corp.	890	144,118
Chord Energy Corp.	36	4,591
Civitas Resources, Inc.	76	3,943
Clean Energy Fuels Corp.(1)	128	394
CNX Resources Corp.(1)	164	6,645
Comstock Resources, Inc.	100	1,557
ConocoPhillips	822	89,012
CONSOL Energy, Inc.	32	4,182
Coterra Energy, Inc.	668	17,849
Crescent Energy Co., Class A	187	2,781
CVR Energy, Inc.	32	619
Delek U.S. Holdings, Inc.	64	1,219
Devon Energy Corp.	516	19,582
DHT Holdings, Inc.	136	1,281
Diamondback Energy, Inc.	152	26,994
Dorian LPG Ltd.	40	979
DT Midstream, Inc.	76	8,065
Encore Energy Corp.(1)	28	106
EnLink Midstream LLC(1)	212	3,394
EOG Resources, Inc.	381	50,772
EQT Corp.	474	21,539
Evolution Petroleum Corp.	34	199
Excelerate Energy, Inc., Class A	20	619
Expand Energy Corp.	208	20,584
Exxon Mobil Corp.	2,308	272,252
Golar LNG Ltd.	97	3,819
Gran Tierra Energy, Inc.(1)	38	261
Granite Ridge Resources, Inc.	69	445
Green Plains, Inc.(1)	52	562
Gulfport Energy Corp.(1)	14	2,461
Hess Corp.	197	28,994
Hess Midstream LP, Class A	36	1,364
HF Sinclair Corp.	156	6,385
HighPeak Energy, Inc.	20	301
International Seaways, Inc.	48	1,872
Kimbell Royalty Partners LP	71	1,149
Kinder Morgan, Inc.	1,000	28,270
Kinetik Holdings, Inc.	29	1,712
Kosmos Energy Ltd.(1)	532	2,096
Magnolia Oil & Gas Corp., Class A	148	4,106
Marathon Petroleum Corp.	276	43,097
Matador Resources Co.	100	6,001
Murphy Oil Corp.	128	4,156
New Fortress Energy, Inc.(2)	36	384
NextDecade Corp.(1)	140	1,014
Nordic American Tankers Ltd.	208	557
Northern Oil & Gas, Inc.	88	3,827
Occidental Petroleum Corp.	466	23,570
ONEOK, Inc.	301	34,194
Ovintiv, Inc.	204	9,266
Par Pacific Holdings, Inc.(1)	52	906
PBF Energy, Inc., Class A	120	3,779
Peabody Energy Corp.	138	3,291
Permian Resources Corp.	228	3,570

Phillips 66	298	39,926
Plains GP Holdings LP, Class A(1)	206	4,124
Range Resources Corp.	248	8,864
REX American Resources Corp.(1)	16	693
Riley Exploration Permian, Inc.	11	386
Sable Offshore Corp.(1)	43	1,010
SandRidge Energy, Inc.	36	422
Scorpio Tankers, Inc.	52	2,634
SFL Corp. Ltd.	123	1,294
Sitio Royalties Corp., Class A	84	1,991
SM Energy Co.	116	5,242
Talos Energy, Inc.(1)	76	855
Targa Resources Corp.	168	34,322
Teekay Corp. Ltd.(1)	116	856
Teekay Tankers Ltd., Class A	26	1,047
Texas Pacific Land Corp.	15	24,001
Uranium Energy Corp.(1)	360	2,992
VAALCO Energy, Inc.	106	543
Valero Energy Corp.	226	31,432
Viper Energy, Inc.	78	4,221
Vital Energy, Inc.(1)	27	886
Vitesse Energy, Inc.	25	702
W&T Offshore, Inc.	84	163
Williams Cos., Inc.	693	40,554
World Kinect Corp.	44	1,274
		1,196,314
Pharmaceuticals — 9.4%
Bristol-Myers Squibb Co.	692	40,980
Catalent, Inc.(1)	100	6,111
Elanco Animal Health, Inc.(1)	280	3,699
Eli Lilly & Co.	276	219,517
Intra-Cellular Therapies, Inc.(1)	50	4,282
Jazz Pharmaceuticals PLC(1)	28	3,405
Johnson & Johnson	472	73,165
Merck & Co., Inc.	633	64,338
Organon & Co.	137	2,174
Perrigo Co. PLC	65	1,855
Pfizer, Inc.	1,356	35,541
Royalty Pharma PLC, Class A	132	3,519
Viatris, Inc.	552	7,226
Zoetis, Inc.	153	26,813
		492,625
Specialized REITs — 0.6%
PotlatchDeltic Corp.	116	5,201
Rayonier, Inc.	144	4,589
Weyerhaeuser Co.	698	22,518
		32,308
Tobacco — 2.2%
Altria Group, Inc.	268	15,474
Philip Morris International, Inc.	718	95,537
Turning Point Brands, Inc.	21	1,300
Universal Corp.	24	1,371
		113,682
TOTAL COMMON STOCKS (Cost $4,767,755)		5,225,271

SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,397	24,397
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,036	7,036
TOTAL SHORT-TERM INVESTMENTS (Cost $31,433)		31,433
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,799,188)		5,256,704
OTHER ASSETS AND LIABILITIES — 0.1%		5,015
TOTAL NET ASSETS — 100.0%		$5,261,719

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,633. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,872, which includes securities collateral of $1,836.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.